PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of property and equipment-net

Property and equipment, net consists of the following (in thousands):

	June 30,	December 31,
	2021	2020
Equipment	$15,672	$13,708
Furniture and fixtures	1,033	895
Computer equipment	1,139	1,089
Tooling	1,805	1,805
Software	1,439	1,249
Leasehold improvements	14,564	13,870
Construction in process	1,617	879
Property and equipment, gross	37,269	33,495
Less: accumulated depreciation	(24,041)	(21,335)
Total property and equipment, net	$13,228	$12,160

Property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2019
Equipment	$13,708	$13,358
Furniture and fixtures	895	895
Computer equipment	1,089	1,089
Tooling	1,805	1,823
Software	1,249	954
Leasehold improvements	13,870	13,880
Construction in process	879	170
Property and equipment, gross	33,495	32,169
Less: accumulated depreciation	(21,335)	(13,782)
Total property and equipment, net	$12,160	$18,387